Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended			12 Months Ended			24 Months Ended
	Sep. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Number of Towers Acquired				43	193
Towers acquired in third stage			67
Towers acquired in fourth stage		126
Towers acquired in fifth stage	43
Percentage of interest in net assets acquired				70.00%			70.00%
Gross consideration				$ 2,729	$ 12,248		$ 2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW				(819)	(1,837)		(819)
Net consideration for 70% controlling interest in the acquired towers				1,910	10,411		1,910
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment				1,032	7,902		1,032
Customer related assets				1,947	5,449		1,947
Network-related assets				671	1,877		671
Trade and other receivables					872
Trade and other payables				(921)	(3,852)		(921)
Total identifiable net assets acquired (at 100%)				2,729	12,248		2,729
Shareholder funding provided by the Group and external debt					(6,124)
Total identifiable net assets acquired for purposes of non-controlling interest				2,729	6,124		2,729
Non-controlling interest portion of above at 30%				$ 819	$ 1,837		$ 819
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis							100.00%
Zain Kuwait | IHS GCC Limited
Business Combinations
Subscribed percentage of ownership interests in counterparty				30.00%		30.00%	30.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired						1,620
Towers acquired in first two stages						1,162
Tower not yet acquired				222			222